19 Reconciliation of borrowing activities in the statement of cash flow (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Borrowings [member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	R$ 29,016,976
Acquired	13,049,459
Payments	(8,699,033)
Cash used in financing activities	4,350,426
Other changes
Interest paid	(1,754,199)
Interest and monetary and exchange variations, net	4,664,034
Currency translation adjustments	5,454,886
Total other changes	8,364,721
Ending balance	41,732,123
Debentures [member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	274,567
Payments	(35,472)
Cash used in financing activities	(35,472)
Other changes
Interest paid	24,945
Interest and monetary and exchange variations, net	21,965
Total other changes	(2,980)
Ending balance	236,115
Total borrowings and debentures [member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	29,291,543
Acquired	13,049,459
Payments	(8,734,505)
Cash used in financing activities	4,314,954
Other changes
Interest paid	(1,779,144)
Interest and monetary and exchange variations, net	4,685,999
Currency translation adjustments	5,454,886
Total other changes	8,361,741
Ending balance	41,968,238
Braskem idesa financing [member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	9,981,726
Payments	905,210
Cash used in financing activities	(905,210)
Other changes
Interest paid	754,829
Interest and monetary and exchange variations, net	1,044,110
Currency translation adjustments	2,693,441
Total other changes	2,982,722
Ending balance	12,059,238
Loan to non-controlling shareholders of braskem idesa [member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	2,395,887
Payments	(37,618)
Cash used in financing activities	(37,618)
Other changes
Interest paid	(13,665)
Interest and monetary and exchange variations, net	188,074
VAT on loan	68,149
Currency translation adjustments	621,666
Total other changes	864,224
Ending balance	3,222,493
Lease [member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	2,676,896
Payments	(662,068)
Cash used in financing activities	(662,068)
Other changes
Interest paid	(189,183)
Interest and monetary and exchange variations, net	327,135
Acquired	826,101
Disposal	(38,488)
Currency translation adjustments	267,493
Total other changes	1,193,058
Ending balance	3,207,886
Dividends [member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	6,502
Payments	(2,380)
Cash used in financing activities	(2,380)
Other changes
Additional dividends of subsidiary	2,450
Prescribed dividends	(1,110)
Other	(6)
Total other changes	1,334
Ending balance	5,456
Other financial liabilities [member]
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	516,933
Payments	(534,456)
Cash used in financing activities	(534,456)
Other changes
Interest and monetary and exchange variations, net	17,523
Total other changes	R$ 17,523